Related Party Transactions and Balances - Schedule of Accounts Payable and Other Payable and Due to Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Flakeshield [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable	$ 480
Acmos [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable	4,327
Other payable	333
Related Party [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable	4,807
Other payable	333	2,638
Total due to related parties	4,341,625	696,934
Kirby Australia [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Other payable		2,638
Mr. Lew [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	19,295	15,636
Ms. Lim [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	740
Ms. Law [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	27,475	55,037
Mr. Loo [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	18,554
Carlico [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	4,275,561
OFL [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties		231,190
SBCL [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties		$ 395,071